Supplementary Information, Results of operations for oil and gas producing activities (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Geographic Area For Oil And Gas Disclosures [Domain]
Net operation revenues
Sales to third parties	$ 99	$ 213
Intersegment (1)	21	18
Net operation revenues, total	120	231
Production costs (2)	(38)	(126)
Exploration expenses	(1)	0
Depreciation, depletion and amortization	(84)	(120)
Impairment of oil and gas properties	0	0
Others operating expenses	0	0
Results before income tax expenses	(2)	(15)
Income tax expenses	(21)	(12)
Results of operations (excluding corporate overhead and interest cost)	(23)	(27)
Brazil [Member]
Net operation revenues
Sales to third parties	242	476	973
Intersegment (1)	54,042	3,712	54,983
Net operation revenues, total	54,284	37,596	55,956
Production costs (2)	(20,525)	(15,047)	(18,019)
Exploration expenses	(1,277)	(1,199)	(1,303)
Depreciation, depletion and amortization	(5,757)	(4,344)	(3,544)
Impairment of oil and gas properties	(346)	(319)	(171)
Others operating expenses	(863)	(1,293)	(117)
Results before income tax expenses	25,516	15,394	32,802
Income tax expenses	(8,675)	(5,200)	(11,153)
Results of operations (excluding corporate overhead and interest cost)	16,841	10,194	21,649
South America [Member]
Net operation revenues
Sales to third parties	791	641	1,152
Intersegment (1)	1,283	1,146	1,403
Net operation revenues, total	2,074	1,787	2,555
Production costs (2)	(844)	(689)	(836)
Exploration expenses	(82)	(198)	(141)
Depreciation, depletion and amortization	(366)	(383)	(357)
Impairment of oil and gas properties	(6)	0	(5)
Others operating expenses	51	(19)	(181)
Results before income tax expenses	828	498	1,035
Income tax expenses	(139)	(116)	(265)
Results of operations (excluding corporate overhead and interest cost)	689	382	770
North America [Member]
Net operation revenues
Sales to third parties	7	64	139
Intersegment (1)	56	0	0
Net operation revenues, total	63	64	139
Production costs (2)	(33)	(36)	(42)
Exploration expenses	(59)	(49)	(106)
Depreciation, depletion and amortization	(31)	(37)	(35)
Impairment of oil and gas properties	0	0	(115)
Others operating expenses	7	0	0
Results before income tax expenses	(54)	(58)	(159)
Income tax expenses	0	0	(13)
Results of operations (excluding corporate overhead and interest cost)	(54)	(58)	(172)
Africa [Member]
Net operation revenues
Sales to third parties	(4)	140	91
Intersegment (1)	1,633	957	55
Net operation revenues, total	1,629	1,097	146
Production costs (2)	(89)	(185)	(23)
Exploration expenses	(294)	(189)	(128)
Depreciation, depletion and amortization	(320)	(299)	(27)
Impairment of oil and gas properties	0	0	(3)
Others operating expenses	2	9	9
Results before income tax expenses	928	433	(26)
Income tax expenses	(163)	(69)	12
Results of operations (excluding corporate overhead and interest cost)	765	364	(14)
Others [Member]
Net operation revenues
Sales to third parties	0	0	0
Intersegment (1)	0	0	0
Net operation revenues, total	0	0	0
Production costs (2)	0	0	0
Exploration expenses	(189)	(71)	(97)
Depreciation, depletion and amortization	(1)	(1)	0
Impairment of oil and gas properties	0	0	0
Others operating expenses	(24)	2	0
Results before income tax expenses	(214)	(70)	(97)
Income tax expenses	0	0	0
Results of operations (excluding corporate overhead and interest cost)	(214)	(70)	(97)
International [Member]
Net operation revenues
Sales to third parties	794	845	1,382
Intersegment (1)	2,972	2,103	1,458
Net operation revenues, total	3,766	2,948	2,840
Production costs (2)	(966)	(910)	(901)
Exploration expenses	(623)	(507)	(472)
Depreciation, depletion and amortization	(718)	(720)	(419)
Impairment of oil and gas properties	(6)	0	(123)
Others operating expenses	36	(8)	(172)
Results before income tax expenses	1,489	803	753
Income tax expenses	(302)	(185)	(266)
Results of operations (excluding corporate overhead and interest cost)	1,186	618	487
Total [Member]
Net operation revenues
Sales to third parties	1,036	1,321	2,355
Intersegment (1)	57,014	39,223	56,441
Net operation revenues, total	58,050	40,544	58,796
Production costs (2)	(21,491)	(15,957)	(18,920)
Exploration expenses	(1,900)	(1,706)	(1,775)
Depreciation, depletion and amortization	(6,475)	(5,064)	(3,963)
Impairment of oil and gas properties	(352)	(319)	(294)
Others operating expenses	(827)	(1,301)	(289)
Results before income tax expenses	27,005	16,197	33,555
Income tax expenses	(8,978)	(5,385)	(11,419)
Results of operations (excluding corporate overhead and interest cost)	18,027	10,812	22,136
Total [Member]
Net operation revenues
Sales to third parties	99	213	0
Intersegment (1)	21	18	0
Net operation revenues, total	120	231	0
Production costs (2)	(38)	(126)	0
Exploration expenses	(1)	0	0
Depreciation, depletion and amortization	(84)	(120)	0
Impairment of oil and gas properties	0		0
Others operating expenses	0	0	0
Results before income tax expenses	(2)	(15)	0
Income tax expenses	(21)	(12)	0
Results of operations (excluding corporate overhead and interest cost)	$ (23)	$ (27)	$ 47